Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Financial assets
(USD millions)	2018	2017

Equity securities	1 155	1 073

Debt securities	31	36

Fund investments	251	166

Total financial investments	1 437	1 275

Long-term receivables from customers	164	197

Minimum lease payments from finance lease agreements	91	122

Contingent consideration receivables [1]	396	394

Long-term loans, advances and security deposits	257	255

Total financial assets	2 345	2 243

[1] Note 28 provides additional disclosures related to contingent considerations.

Other non-current assets
(USD millions)	2018	2017

Deferred compensation plans	468	484

Prepaid post-employment benefit plans	137	133

Other non-current assets	290	201

Total other non-current assets	895	818

Minimum finance lease payments
	2018					2017

(USD millions)	Total future payments	Unearned finance income	Present value	Provision	Net book value	Total future payments	Unearned finance income	Present value	Provision	Net book value

Not later than one year [1]	64	– 5	59	– 2	57	83	– 7	76	– 3	73

Between one and five years	117	– 9	108	– 28	80	180	– 14	166	– 59	107

Later than five years	48	– 2	46	– 35	11	31	– 2	29	– 14	15

Total	229	– 16	213	– 65	148	294	– 23	271	– 76	195

[1] The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).